Condensed Consolidated Statements of Comprehensive Loss (Q2) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,845)	$ (13,381)	$ (10,454)	$ (8,682)	$ (18,226)	$ (19,136)	$ (39,503)	$ (57,487)
Other comprehensive income:
Unrealized gains on marketable securities, net of tax of $0	0		0		0	0	0	0
Comprehensive loss	$ (4,845)		$ (10,454)		$ (18,226)	$ (19,136)	$ (39,503)	$ (57,487)